Leases and subleases - Schedule of Maturity Analysis of Operating Lease Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	$ 21,096
Interest	2,846
Total lease liability	18,250	$ 21,644	$ 29,128
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	4,644
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	4,419
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	4,551
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	4,687
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	2,796
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease maturities	$ 0